UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                 (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2014
March 31, 2014
(Unaudited)

Horizons West Multi-Strategy
Hedged Income Fund

Institutional Class Shares
Class A Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Horizons West Multi-Strategy Hedged Income Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Horizons West Multi-Strategy Hedged Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Horizons West Multi-Strategy Hedged Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Horizons West Multi-Strategy Hedged Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: general risk, allocation risk, portfolio turnover risk, sector risk, investment advisor risk, operating risk, new fund risk, fund of funds risk, ETF risks, inverse ETF risk, control of ETFs risk, fixed income risk, inflation risk, interest rate risk, corporate debt securities risk, junk bonds risk, mortgage and asset-backed securities risk, risks from treasury inflation-protected securities, large-cap securities risk, small-cap and mid-cap securities, common stock risk, preferred stock risk, convertible securities risk, warrants risk, foreign securities, emerging markets risk, currency risk, depository receipts, derivatives risk, risks from purchasing options, risks from writing options, futures risk, swaps risk, short sales risk, commodities risk, master limited partnership risks, and real estate risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2014.

For More Information on Your Horizons West Multi-Strategy Hedged Income Fund:

See Our Web site at HWCPartners.com
or
Call Our Shareholder Services Group at 800-773-3863.

Horizons West Multi-Strategy Hedged Income Fund

Schedule of Investments
(Unaudited)

As of March 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 78.61%

Alerian MLP ETF		2,500	$44,150
First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF		1,003	52,417
iShares International Developed Real Estate ETF		2,700	81,135
iShares MSCI Brazil Capped ETF		1,200	54,042
iShares MSCI China ETF		1,000	44,990
iShares MSCI Turkey ETF		1,000	48,680
PowerShares Chinese Yuan Dim Sum Bond Portfolio		1,652	40,424
PowerShares International Dividend Achievers Portfolio		2,500	45,575
PowerShares Senior Loan Portfolio		2,000	49,620
SPDR Barclays Convertible Securities ETF		1,000	48,390
SPDR Blackstone / GSO Senior Loan ETF		2,000	100,040
SPDR S&P Emerging Markets Dividend ETF		1,300	49,504
Vanguard Short-Term Corporate Bond ETF		1,900	151,962
WisdomTree Chinese Yuan Stragegy Fund		2,500	62,425
Yield Shares High Income ETF		6,000	140,496
Yorkville High Income MLP		13,500	241,920

Total Exchange Traded Products (Cost $1,240,075)			1,255,770

SHORT-TERM INVESTMENT - 31.28%
§ Federated Government Obligations, 0.01%		499,606	499,606

Total Short-Term Investment (Cost $499,606)			499,606

Total Value of Investments (Cost $1,739,681) - 109.89%			$1,755,376

Liabilities in Excess of Other Assets - (9.89)%			(158,011)

Net Assets - 100%			$1,597,365

§ Represents 7 day effective yield

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	78.61%	1,255,770
Short-Term Investment	31.28%	499,606
Liabilities in excess of other assets	(9.89)%	(158,011)
Total	100.00%	$1,597,365

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2014

Assets:
Investments, at value (cost $1,739,681)	$1,755,376
Receivables:
Fund shares sold	40,000
Dividends and interest	540

Total assets	1,795,916

Liabilities:
Payables:
Investments purchased	196,884
Accrued expenses
Advisor fees	952
Administrative fees	477
Distribution and service fees	239

Total liabilities	198,551

Net Assets	$1,597,365

Net Assets Consist of:
Capital (par value and paid in surplus)	$1,581,391
Undistributed net investment income	278
Net unrealized appreciation on investments	15,696

Total Net Assets	$1,597,365

Institutional Class shares outstanding, no par value (unlimited authorized shares)	150
Net Assets	1,514
Net Asset Value, Offering Price and Redemption Price Per Share	$10.09

Class A shares outstanding, no par value (unlimited authorized shares)	157,840
Net Assets	1,593,329
Net Asset Value, Offering Price and Redemption Price Per Share	$10.09
Offering Price Per Share (10.09 ÷ 94.25%)	$10.71

Class C shares outstanding, no par value (unlimited authorized shares)	250
Net Assets	2,522
Net Asset Value, Offering Price and Redemption Price Per Share	$10.09

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Statement of Operations
(Unaudited)

For the Initial Period ended March 31, 2014

Investment Income:
Interest	$6
Dividends	1,940

Total Income	1,946

Expenses:
Advisory fees (note 2)	952
Administration fees (note 2)	477
Distribution and service fees - Class A	237
Distribution and service fees - Class C	2

Total Expenses	1,668

Net Investment Income	278

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	15,696

Realized and Unrealized Gain on Investments	15,696

Net Increase in Net Assets Resulting from Operations	$15,974

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Statements of Changes in Net Assets
(Unaudited)

For the Initial Period ended March 31, 2014

Operations:
Net Investment Income	$278
Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	15,696

Net Increase in Net Assets Resulting from Operations	15,974

Capital Share Transactions: (note 5)
Shares sold	1,581,391

Increase from Capital Share Transactions	1,581,391

Net Increase in Net Assets	1,597,365

Net Assets:
Beginning of Period	-
End of Period	$1,597,365

Undistributed Net Investment Income	$278

Share Information:
Institutional Class
Shares sold	150
Net Increase in Capital Shares	150
Outstanding, Beginning of Period	-
Outstanding, End of Period	150

Class A
Shares sold	157,840
Net Increase in Capital Shares	157,840
Outstanding, Beginning of Period	-
Outstanding, End of Period	157,840

Class C
Shares sold	250
Net Increase in Capital Shares	250
Outstanding, Beginning of Period	-
Outstanding, End of Period	250

See Notes to Financial Statements

Horizons West Multi-Strategy Hedged Income Fund

Financial Highlights

For a share outstanding during the period from	Institutional Class
March 4, 2014 (Date of Initial Public Investment) to March 31, 2014	2014

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income (loss)	-
Net realized and unrealized gain (loss) on securities	0.09

Total from Investment Operations	0.09

Net Asset Value, End of Period	$10.09

Total Return	1.00%	(b)

Net Assets, End of Period (in thousands)	$2

Average Net Assets for the Period (in thousands)	$2

Ratios of:
Gross Expenses to Average Net Assets (c)	1.38%	(a)
Net Expenses to Average Net Assets (d)	1.38%	(a)
Net Investment Income/(Loss) to Average Net Assets (d)	0.33%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
Total return does not reflect sales charge, if any.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements	(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Financial Highlights

For a share outstanding during the period from	Class A
March 4, 2014 (Date of Initial Public Investment) to March 31, 2014	2014

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	-
Net realized and unrealized gain (loss) on securities	0.09

Total from Investment Operations	0.09

Net Asset Value, End of Period	$10.09

Total Return	0.90%	(b)

Net Assets, End of Period (in thousands)	$1,593

Average Net Assets for the Period (in thousands)	$1,593

Ratios of:
Gross Expenses to Average Net Assets (c)	1.68%	(a)
Net Expenses to Average Net Assets (d)	1.68%	(a)
Net Investment Income/(Loss) to Average Net Assets (d)	0.28%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
Total return does not reflect sales charge, if any.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements	(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Financial Highlights

For a share outstanding during the period from	Class C
March 4, 2014 (Date of Initial Public Investment) to March 31, 2014	2014

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on securities	0.10

Total from Investment Operations	0.09

Net Asset Value, End of Period	$10.09

Total Return	0.90%	(b)

Net Assets, End of Period (in thousands)	$3

Average Net Assets for the Period (in thousands)	$2

Ratios of:
Gross Expenses to Average Net Assets (c)	2.41%	(a)
Net Expenses to Average Net Assets (d)	2.41%	(a)
Net Investment Income/(Loss) to Average Net Assets (d)	(0.69)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
Total return does not reflect sales charge, if any.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements	(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Horizons West Multi-Strategy Hedged Income Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on March 4, 2014. The investment objective of the Fund is to seek income-oriented total return.  The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in exchange-traded funds (“ETFs”) that are registered under the Investment Company Act of 1940 and not affiliated with the Fund. The Fund’s investment sub-advisor, Horizons West Capital Partners (the “Sub-Advisor”) attempts to construct a portfolio of ETFs that emphasizes current income while still retaining the potential for capital appreciation.

The Fund currently has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Class A Shares, and Class C Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Class A Shares are subject to an initial sales charge of 5.75% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. All share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

 (Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2014 for the Fund’s assets measured at fair value:

Horizons West Multi-Strategy
Hedged Income Fund	Total	Level 1	Level 2	Level 3
Assets
Exchange Traded Products	$1,255,770	$1,255,770	$-	$-
Short-Term Investment	499,606	499,606	-	-
Total Assets	$1,755,376	$1,755,376	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

 (Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays monthly fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 1.00%.  For the period ended March 31, 2014, the Fund incurred advisory fees in the amount of $952.

Administrator
Fund Accounting and Administration Agreement:  The Nottingham Company (“Administrator”) provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.499% and is responsible for the coordination and payment of vendor services and other Fund expenses for such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  The Fund incurred $477 in administration fees for the period ended March 31, 2014.

Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when the Fund’s assets are below $42 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

 (Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

In January 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Class A Shares and Class C Shares may incur certain expenses, which may not exceed 0.25% and 1.00% per annum, respectively, of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of Class A , Class C, or support servicing of shareholder accounts.  For the initial period ended March 31, 2014, $237 in fees were incurred by the Class A Shares, and $2 in fees were incurred by the Class C Shares. .

4.	Purchases and Sales of Investment Securities

For the initial period ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2014	$1,240,075	$ -

There were no long-term purchases or sales of U.S Government Obligations during the period ended March 31, 2014.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns as of and during the period ended March 31, 2014, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

At March 31, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

 (Continued)

Horizons West Multi-Strategy Hedged Income Fund

Notes to Financial Statements
(Unaudited)

Cost of Investments	$1,739,681

Unrealized Appreciation	18,739
Unrealized Depreciation	(3,043)
Net Unrealized Appreciation	15,696

Undistributed Net Investment Income	278

Distributable Earnings	$15,974

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund’s financial statements and disclosures.

8.  Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.
(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Additional Information

(Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 800-773-3863 and (2) on the Securities and Exchange Commission’s (“SEC”) website at sec.gov.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s period ended March 31, 2014.

During the period ended March 31, 2014, no long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

 (Continued)

Horizons West Multi-Strategy Hedged Income Fund

Additional Information

(Unaudited)

Institutional Class Shares	Beginning Account Value March 4, 2014	Ending Account Value March 31, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,010.00	$1.06
	$1,000.00	$ 1,002.78	$1.06
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Class A Shares	Beginning Account Value March 4, 2014	Ending Account Value March 31, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,009.00	$1.29
	$1,000.00	$ 1,002.55	$1.29
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Class C Shares	Beginning Account Value March 4, 2014	Ending Account Value March 31, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,009.00	$1.86
	$1,000.00	$ 1,001.99	$1.85
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Horizons West Multi-Strategy Hedged Income Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Horizons Capital Partners, LLC
116 South Franklin Street	75 Glen Road
Post Office Drawer 4365	Newtown, CT 06482
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	HWCPartners.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Steven M. MacNamara
Date: June 9, 2014	Steven M. MacNamara President and Principal Executive Officer Horizons West Multi-Strategy Hedged Income Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Steven M. MacNamara
Date: June 9, 2014	Steven M. MacNamara President and Principal Executive Officer Horizons West Multi-Strategy Hedged Income Fund

By: (Signature and Title)	/s/Brenda A. Smith
Date: June 3, 2014	Brenda A. Smith Treasurer and Principal Financial Officer Horizons West Multi-Strategy Hedged Income Fund